Condensed Financial Information of DHT Holdings, Inc. (parent company only) (Tables)	12 Months Ended
Dec. 31, 2019
Condensed Financial Information of DHT Holdings, Inc. (parent company only) [Abstract]
Financial Position
FINANCIAL POSITION

(Dollars in thousands)

ASSETS	December 31,	December 31,
Current assets	2019	2018
Cash and cash equivalents	$22,492	$17,783
Accounts receivable and prepaid expenses	874	374
Amounts due from related parties	62,822	36,216
Total current assets	$86,188	$54,372

Investments in subsidiaries	$468,817	$468,941
Loan to subsidiaries	526,574	563,349
Investment in associate company	201	201
Total non-current assets	$995,593	$1,032,491

Total assets	$1,081,780	$1,086,864

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities
Accounts payable and accrued expenses	$2,416	$3,733
Current portion long term debt	-	32,009
Total current liabilities	$2,416	$35,742

Non-current liabilities
Long term debt	116,568	111,968
Total non-current liabilities	$116,568	$111,968

Total liabilities	$118,984	$147,710

Stockholders’ equity
Stock	$1,468	$1,427
Treasury shares	-	(1,364)
Paid-in additional capital	1,121,047	1,097,099
Accumulated deficit	(159,719)	(158,009)
Total stockholders equity	$962,796	$939,154

Total liabilities and stockholders’ equity	$1,081,780	$1,086,864

Income Statement
INCOME STATEMENT

(Dollars in thousands)	Jan. 1 - Dec. 31, 2019	Jan. 1 - Dec. 31, 2018	Jan. 1 - Dec. 31, 2017

Impairment charge	$455	$(93,452)	$(4,948)
Dividend income	25,519	9,909	25,415
General and administrative expense	(14,782)	(13,735)	(13,764)
Operating income/(loss)	$11,192	$(97,279)	$6,703

Interest income	$27,943	$24,893	$21,798
Interest expense	(12,177)	(10,341)	(9,229)
Other financial income/(expenses)	17	(3,416)	1,020
Profit/(loss) for the year	$26,975	$(86,143)	$20,293

Statement of Comprehensive Income
Statement of Comprehensive Income

(Dollars in thousands)	Jan. 1 - Dec. 31, 2019	Jan. 1 - Dec. 31, 2018	Jan. 1 - Dec. 31, 2017
Profit/(loss) for the year	$26,975	$(86,143)	$20,293
Total comprehensive income/(loss) for the period	$26,975	$(86,143)	$20,293

Attributable to the owners	$26,975	$(86,143)	$20,293

Cash Flow
CASH FLOW

(Dollars in thousands)	Jan. 1 - Dec. 31, 2019	Jan. 1 - Dec. 31, 2018	Jan. 1 - Dec. 31, 2017

Cash Flows from Operating Activities:
Profit/(loss) for the year	$26,975	$(86,143)	$20,293
Items included in net income not affecting cash flows:
Amortization	5,459	4,733	4,170
Impairment charge	(455)	93,452	4,948
Compensation related to options and restricted stock	693	663	4,948
(Gain)/loss purchase convertible bond	-	3,589	(1,035)
Changes in operating assets and liabilities:
Accounts receivable and prepaid expenses	(500)	(125)	4,305
Accounts payable and accrued expenses	(1,317)	2,279	(291)
Amounts due to related parties	(63,280)	(72,365)	11,782
Net cash provided by/(used in) operating activities	$(32,425)	$(53,917)	$49,119

Cash flows from Investing Activities
Loan to subsidiaries	$75,500	$58,990	$82,814
Investment in vessels under construction	-	(21,263)	(86,004)
Net cash provided by/(used in) investing activities	$75,500	$37,727	$(3,191)

Cash flows from Financing Activities
Cash dividends paid	(28,685)	(11,487)	(23,328)
Purchase of treasury shares	(3,248)	(5,026)	-
Issuance of convertible bonds	(7)	38,945	-
Repayment of convertible bonds	(6,426)	-	-
Purchase of convertible bonds	-	-	(17,104)
Net cash (used in)/provided by financing activities	$(38,366)	$22,432	$(40,431)

Net increase/(decrease) in cash and cash equivalents	$4,709	$6,242	$5,497
Cash and cash equivalents at beginning of period	17,783	11,540	6,043
Cash and cash equivalents at end of period	$22,492	$17,783	$11,540

Profit/(Loss) Reconciliation
Profit/(Loss) Reconciliation

(Dollars in thousands)	Jan. 1 - Dec. 31, 2019	Jan. 1 - Dec. 31, 2018	Jan. 1 - Dec. 31, 2017

Profit/(loss) of the parent company only under cost method of accounting	$26,975	$(86,143)	$20,293
Additional profit/(loss) if subsidiaries had been accounted for using equity method of accounting as opposed to cost method of accounting	46,969	39,014	(13,664)
Profit/(loss) of the parent company only under equity method of accounting	$73,944	$(47,128)	$6,628

Equity Reconciliation
Equity Reconciliation

(Dollars in thousands)	December 31, 2019	December 31, 2018

Equity of the parent company only under cost method of accounting	$962,796	$939,154
Additional profit if subsidiaries had been accounted for using equity method of accounting as opposed to cost method of accounting	69,731	22,762
Equity of the parent company only under equity method of accounting	$1,032,527	$961,915